Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended			24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000023273
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index		The Fairholme Fund
C000082377
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index		The Fairholme Focused Income Fund
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,806		$ 13,278	$ 14,111	$ 16,384	$ 19,244	$ 24,617	$ 22,350	$ 25,443	$ 34,066	$ 39,175
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,217		$ 10,546	$ 10,404	$ 11,527	$ 12,366	$ 12,224	$ 10,654	$ 10,780	$ 11,521	$ 12,178